Average Annual Total Returns - JPMorgan Core Plus Bond ETF	ETF Past	ETF Life of Fund since	ETF Inception Date	ETF Return After Taxes on Distributions Past	ETF Return After Taxes on Distributions Life of Fund since	ETF Return After Taxes on Distributions and Sale of Fund Shares Past	ETF Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since
Total	9.21%	9.01%	Jan. 28, 2019	7.92%	7.62%	5.48%	6.33%	7.51%	8.24%